Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Risk management and financial instruments
Schedule of classification of financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. The Company has no level 3 financial instruments.

	2021				2020

	Fair value through profit or loss	Amortized cost	Level 1	Level 2	Fair value through profit or loss	Amortized cost	Level 1
Assets
Cash and cash equivalents	346,759	235,472	346,759	-	46,880	13,099	47,453
Interest earnings bank deposits	7,005	-	7,005	-	2,227	-	2,227
Trade accounts receivable	-	142,407	-	-	-	86,009	-
Derivative financial instruments	74	-	-	74	-	-	-

	353,838	377,879	353,764	74	49,107	99,108	49,680
Liabilities
Loans and financing	-	208,138	-	-	-	98,975	-
Trade and other payable	-	145,360	-	-	-	101,388	-

	-	353,498	-	-	-	200,363	-

The Company policy is to recognize transfers into and out of fair value hierarchy levels as of the end of the reporting period.

• Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

• Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

• Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Schedule of maximum credit risk exposure

	2021	2020	2019
Cash and cash equivalents	582,231	59,979	12,342
Interest earnings bank deposits	7,005	2,227	3,292
Trade accounts receivable	142,407	86,009	62,136

	731,643	148,215	77,770

The maximum credit risk exposure on financial information date was:
Schedule of contractual maturities of financial liabilities

We present below the contractual maturities of financial liabilities including payment of estimated interest.

Non-derivative financial liabilities	Book value	Contractual cash flow	Up to 12	1–2	2–3	>3
			Months	years	years	years

Loans and financing	208,138	269,331	83,354	160,490	24,323	1,165
Trade and other payables	145,360	145,360	143,715	936	-	-
Lease liabilities	4,258	4,258	2,220	1,910	128	-

	357,756	418,949	229,289	163,336	24,451	1,165

Schedule of sensitivity analysis of derivative financial instruments

The table below presents three scenarios for the risk of decreasing or increasing of the CDI indexes. According to the projections disclosed by financial institutions, the average rate for CDI is 11.50% p.a., which was defined as a probable scenario (scenario I). Based thereon, variations of 25% (scenario II) and 50% (scenario III) were calculated. The Company has loans and borrowings linked to the CDI rate in 2021 and to CDI rate and the TJLP rate (long-term interest rate) in 2020.

Operation	Balance at December 31, 2021	Risk	Scenario I Base scenario	Scenario II	Scenario III
Financial investments	346,759	CDI decrease	39,877	29,908	19,939
			11.50%	8.63%	5.75%
Financial liabilities - financing	208,138	CDI increase	(23,936)	(29,920)	(35,904)
			11.50%	14.38%	17.25%

Schedule of net debt structure

The Company considers within the net debt structure: loans and financing, less cash, and cash equivalents. The financial leverage ratios as of December 31, 2021, December 31, 2020, and December 31, 2019 can be summarized as follows:

	2021	2020	2019

Loans and borrowings	208,138	98,975	63,346
Cash and cash equivalents	(582,231)	(59,979)	(12,342)

Net debt	(374,093)	38,996	51,004

Total equity	1,203,202	115,348	99,337

Net debt/equity (%)	(0.31)	0.34	0.51